CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non-current assets Abstract
Intangible assets	$ 1,181,000,000	$ 1,223,000,000
Property, plant, and equipment	2,515,000,000	2,480,000,000
Non current derivatives financial instruments - Asset.	2,000,000	2,000,000
Deferred tax assets	62,000,000	64,000,000
Employee benefit assets	15,000,000	10,000,000
Other non-current assets	64,000,000	53,000,000
Non-current assets	3,839,000,000	3,832,000,000
Current assets
Inventories	509,000,000	382,000,000
Trade and other receivables	467,000,000	332,000,000
Contract assets	267,000,000	251,000,000
Income tax receivable	34,000,000	35,000,000
Derivative financial instruments	41,000,000	20,000,000
Cash, cash equivalents and restricted cash	522,000,000	610,000,000
Total current assets	1,840,000,000	1,630,000,000
TOTAL ASSETS	5,679,000,000	5,462,000,000
Equity attributable to owners of the parent
Equity share capital	7,000,000	267,000,000
Share premium	5,989,000,000	5,989,000,000
Other reserves	(5,707,000,000)	(5,660,000,000)
Retained earnings	(972,000,000)	(738,000,000)
Equity attributable to owners of parent	(683,000,000)	(142,000,000)
Non-controlling interests	8,000,000	6,000,000
TOTAL EQUITY	(675,000,000)	(136,000,000)
Non-current liabilities
Borrowings	4,301,000,000	3,797,000,000
Employee benefit obligations	152,000,000	154,000,000
Derivative financial instruments.	20,000,000	21,000,000
Deferred tax liabilities	117,000,000	141,000,000
Other liabilities and provisions	35,000,000	37,000,000
Non-current liabilities	4,625,000,000	4,150,000,000
Current liabilities
Borrowings	118,000,000	105,000,000
Interest payable	18,000,000	19,000,000
Derivative financial instruments	17,000,000	32,000,000
Trade and other payables	1,539,000,000	1,250,000,000
Income tax payable	27,000,000	28,000,000
Other liabilities and provisions	10,000,000	14,000,000
Current liabilities	1,729,000,000	1,448,000,000
TOTAL LIABILITIES	6,354,000,000	5,598,000,000
TOTAL EQUITY and LIABILITIES	$ 5,679,000,000	$ 5,462,000,000